Earnings Per Share - Calculation of EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Less: net loss attributable to legacy Redbox prior to the business combination			$ (105,496)
Net loss	$ (40,874)	$ (27,195)	(140,756)	$ (69,503)	$ (7,567)
Less: net loss attributable to non-controlling interests	(39,430)		(27,967)
Net loss attributable to Redbox Entertainment Inc. - basic	(1,444)		(7,293)
Net loss attributable to Redbox Entertainment Inc. - diluted	$ (1,444)		$ (7,293)
Denominator:
Weighted average shares of Class A common stock outstanding - basic	12,618,516		12,618,516
Weighted average shares of Class A common stock outstanding - diluted	12,618,516		12,618,516
Earnings per share of Class A common stock outstanding - basic	$ (0.11)		$ (0.58)
Earnings per share of Class A common stock outstanding - diluted	$ (0.11)		$ (0.55)